Offerings	May 07, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Units, each consisting of: (i) one share of common stock, $0.001 par value per share ("Common Stock") and (ii) two Series C Warrant to purchase shares of Common Stock
Maximum Aggregate Offering Price	$ 6,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 828.60
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock included as part of the Common Units(2)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Pre-Funded Units, each consisting of: (i) one Pre-Funded Warrant exercisable for one share of Common Stock; and (ii) two Series C Warrants(3
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of Common Units proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units sold in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units sold in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units is $6,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to purchase Common Stock, included as part of the Pre-Funded Units(3)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 3.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying Pre-Funded Warrants(4)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Series C Warrants to Purchase Common Stock, included as part of the Common Units and Pre-Funded Units(4)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 5.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying Series C Warrants(5)
Maximum Aggregate Offering Price	$ 12,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20
Offering Note	The exercise price of each Series C Warrant is equal to the offering price per Common Unit.